Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS SECURITIES TRUST
Entity Central Index Key	0000088048
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000099770
Shareholder Report [Line Items]
Fund Name	DWS Digital Horizons Fund
Class Name	Class A
Trading Symbol	COMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Digital Horizons Fund (formerly, DWS Communications Fund) (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	1.31%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.46%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.31%	[1]
AssetsNet	$ 106,529,407
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 345,937
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	106,529,407
Number of Portfolio Holdings	60
Portfolio Turnover Rate (%)	78
Total Net Advisory Fees Paid ($)	345,937

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	97%
Cash Equivalents	3%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Software	19%
Entertainment	15%
Semiconductors & Semiconductor Equipment	15%
Broadline Retail	9%
Technology Hardware, Storage & Peripherals	8%
Interactive Media & Services	6%
IT Services	5%
Diversified Telecommunication Services	3%
Hotels, Restaurants & Leisure	3%
Media	3%
Financial Services	2%
Specialized REITs	2%
Ground Transportation	2%
Other Industries	7%

Ten Largest Equity Holdings

Holdings	54.3% of Net Assets
NVIDIA Corp.	11.9%
Microsoft Corp.	9.5%
Apple, Inc.	7.3%
Amazon.com, Inc.	7.3%
Meta Platforms, Inc.	4.5%
ROBLOX Corp.	3.5%
Broadcom, Inc.	2.8%
Spotify Technology SA	2.7%
Netflix, Inc.	2.6%
AT&T, Inc.	2.2%

C000237496
Shareholder Report [Line Items]
Fund Name	DWS Digital Horizons Fund
Class Name	Class S
Trading Symbol	COMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Digital Horizons Fund (formerly, DWS Communications Fund) (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$55	1.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.31%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.03%	[2]
AssetsNet	$ 106,529,407
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 345,937
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	106,529,407
Number of Portfolio Holdings	60
Portfolio Turnover Rate (%)	78
Total Net Advisory Fees Paid ($)	345,937

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	97%
Cash Equivalents	3%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Software	19%
Entertainment	15%
Semiconductors & Semiconductor Equipment	15%
Broadline Retail	9%
Technology Hardware, Storage & Peripherals	8%
Interactive Media & Services	6%
IT Services	5%
Diversified Telecommunication Services	3%
Hotels, Restaurants & Leisure	3%
Media	3%
Financial Services	2%
Specialized REITs	2%
Ground Transportation	2%
Other Industries	7%

Ten Largest Equity Holdings

Holdings	54.3% of Net Assets
NVIDIA Corp.	11.9%
Microsoft Corp.	9.5%
Apple, Inc.	7.3%
Amazon.com, Inc.	7.3%
Meta Platforms, Inc.	4.5%
ROBLOX Corp.	3.5%
Broadcom, Inc.	2.8%
Spotify Technology SA	2.7%
Netflix, Inc.	2.6%
AT&T, Inc.	2.2%

C000099773
Shareholder Report [Line Items]
Fund Name	DWS Digital Horizons Fund
Class Name	Institutional Class
Trading Symbol	COMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Digital Horizons Fund (formerly, DWS Communications Fund) (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	1.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.22%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.03%	[3]
AssetsNet	$ 106,529,407
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 345,937
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	106,529,407
Number of Portfolio Holdings	60
Portfolio Turnover Rate (%)	78
Total Net Advisory Fees Paid ($)	345,937

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	97%
Cash Equivalents	3%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Software	19%
Entertainment	15%
Semiconductors & Semiconductor Equipment	15%
Broadline Retail	9%
Technology Hardware, Storage & Peripherals	8%
Interactive Media & Services	6%
IT Services	5%
Diversified Telecommunication Services	3%
Hotels, Restaurants & Leisure	3%
Media	3%
Financial Services	2%
Specialized REITs	2%
Ground Transportation	2%
Other Industries	7%

Ten Largest Equity Holdings

Holdings	54.3% of Net Assets
NVIDIA Corp.	11.9%
Microsoft Corp.	9.5%
Apple, Inc.	7.3%
Amazon.com, Inc.	7.3%
Meta Platforms, Inc.	4.5%
ROBLOX Corp.	3.5%
Broadcom, Inc.	2.8%
Spotify Technology SA	2.7%
Netflix, Inc.	2.6%
AT&T, Inc.	2.2%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.